UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

3547 Meeks Farm Road   Suite A2,  Johns Island, SC   29455

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(843) 557-1300

Date of fiscal year end:

October 31

Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital MicroCap Fund
	Schedule of Investments
	July 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 94.58%

Aircraft Part & Auxiliary Equipment, NEC - 2.18%
66,100	Astronics Corp. *	1,057,600
60,000	LMI Aerospace, Inc. *	1,033,200
		2,090,800

Arragement of Transportation of Freight & Cargo - 0.45%
38,800	Vitran Corp., Inc. *	426,800

Chemicals & Allied Products - 1.12%
70,600	KMG Chemicals, Inc.	1,071,002

Computer Communications Equipment - 1.43%
48,600	Acme Packet, Inc. *	1,373,436

Computer Storage Devices - 1.38%
101,700	Xyratex Ltd. *	1,321,083

Crude Petroleum & Natural Gas - 4.29%
22,000	Clayton Williams Energy, Inc. *	979,220
70,100	Georesources, Inc. *	1,039,583
79,400	Gulfport Energy Corp. *	1,036,964
100,000	Rex Energy Corp. *	1,060,000
		4,115,767
Drilling Oil & Gas Wells - 1.11%
72,200	Northern Oil & Gas, Inc. *	1,059,896

Electromedical & Electrotherapeutic Apparatus - 2.21%
49,500	Cyberonics, Inc. *	1,179,090
64,200	Natus Medical, Inc. *	942,456
		2,121,546
Electronic Components & Accessories - 1.40%
315,000	Silicon Image, Inc. *	1,341,900

Electronic Housewares & Fans - 1.00%
117,500	Deer Consumer Products, Inc. *	954,100

Finance Services - 0.17%
9,601	Life Partners Holding, Inc.	166,577

Fire, Marine & Casualty Insurance - 2.01%
75,600	AmTrust Financial Services, Inc. *	969,948
139,500	Maiden Holdings Ltd.	956,970
		1,926,918
Footwear (No Rubber) - 1.08%
77,400	Kenneth Cole Productions, Inc. *	1,039,482

Industrial Instruments For Measurment, Display & Control - 0.93%
103,300	Rudolph Technologies, Inc. *	892,512

In Vitro & In Vivo Diagnostic Substances - 1.02%
304,100	Immunomedics, Inc. *	982,243

Instruments For Meas & Testing Of Electricity & Elec Signals - 1.16%
398,000	LTX-Credence Corp. *	1,114,400

Insurance Agents Brokers & Services - 0.73%
65,600	National Financial Partners Corp. *	703,888

Lumber & Wood Products (No Furniture) - 0.98%
38,000	Koppers Holdings, Inc.	942,020

Measuring & Controlling Devices - 1.41%
81,200	Measurement Specialties, Inc. *	1,356,040

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.09%
46,700	Perry Ellis International, Inc. *	1,045,613

Metal Forging & Stampings - 1.49%
48,600	Ladish Co., Inc. *	1,429,326

Miscellaneous Manufacturing Industries - 1.29%
140,900	Shuffle Master, Inc. *	1,238,511

Miscellaneous Products of Petroleum & Coal - 1.45%
39,500	Quaker Chemicals Corp.	1,392,770

Miscellaneous Transportation Equipment - 1.05%
225,800	Force Protection, Inc. *	1,009,326

Motor Vehicle Parts & Accessories - 1.20%
116,500	Amerigon, Inc. *	1,153,350

Motors & Generators - 1.03%
54,000	Harbin Electric, Inc. *	991,980

National Commerical Banks - 0.74%
500	Midsouth Bancorp, Inc.	6,520
76,700	Pacific Continental Corp.	701,038
		707,558
Oil & Gas Field Exploration Services - 2.05%
300,200	Kodiak Oil & Gas Corp. *	1,005,670
281,307	TGC Industries, Inc. *	956,444
		1,962,114
Oil & Gas Field Services, NEC - 2.28%
107,200	North American Energy Partners, Inc. *	1,035,552
62,000	Superior Well Services, Inc. *	1,151,340
		2,186,892
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.20%
66,100	RTI Biologics, Inc. *	191,029

Pharmaceutical Preparations - 3.84%
179,300	Cornerstone Therapeutics, Inc. *	998,701
420,200	Neptune Technologies & Bioresources, Inc. *	571,514
85,900	Obagi Medical Products, Inc. *	998,158
140,000	Pozen, Inc. *	1,117,200
		3,685,573
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.13%
35,000	Rogers Corp. *	1,083,250

Primary Smelting & Refining Of Nonferrous Metals - 0.04%
5,000	Horsehead Holding Corp. *	38,300

Railroads, Line-Haul Operating - 0.72%
58,200	Providence & Worcester Railroad Co.	693,744

Retail-Apparel & Accessory Stores - 0.99%
52,000	Zumiez, Inc. *	951,600

Retail-Auto Dealers & Gasoline Stations - 1.07%
103,900	Sonic Automotive, Inc. Class-A *	1,027,571

Retail-Drug Stores & Proprietary Stores - 0.62%
140,000	Bioscrip, Inc. *	595,000

Retail-Eating Places - 0.88%
173,216	Morton's Restaurant Group, Inc. *	847,026

Retail-Shoe Stores - 3.10%
69,500	Finish Line, Inc. Class-A	994,545
35,100	Genesco, Inc. *	957,879
48,600	Shoe Carnival, Inc. *	1,023,030
		2,975,454
Retail-Variety Stores - 0.99%
217,000	Tuesday Morning Corp. *	946,120

Semiconductors & Related Devices - 4.80%
215,000	Anadigics, Inc. *	943,850
196,000	Entropic Communications, Inc. *	1,534,680
191,000	GSI Technology, Inc. *	1,298,800
19,100	NVE Corp. *	820,727
		4,598,057
Services-Business Services, NEC - 2.64%
160,100	Health Grades, Inc. *	1,304,815
117,000	Powersecure International, Inc. *	1,224,990
		2,529,805
Services-Computer Integrated Systems Design - 3.00%
196,200	Datalink Corp. *	667,080
72,100	Radiant Systems, Inc. *	1,024,541
410,000	Sonus Networks, Inc . *	1,180,800
		2,872,421
Services-Engineering Services - 1.02%
212,500	Hill International, Inc. *	977,500

Services-Mailing, Reproduction, Commercial Art & Photography - 0.95%
102,000	American Reprographics Co. *	907,800

Services-Management Consulting - 3.23%
116,900	Diamond Management & Technology Consultants, Inc.	1,268,365
43,900	Huron Consulting Group, Inc. *	901,267
124,400	NIC, Inc.	923,048
		3,092,680
Services-Management Services - 1.06%
23,100	Advisory Board Co. *	1,013,166

Services-Medical Laboratories - 1.07%
48,900	Bio-Reference Laboratories, Inc. *	1,025,433

Services-Miscellaneous Health & Allied Services, NEC - 0.92%
77,000	American Dental Partners, Inc. *	882,420

Services-Offices & Clinics of Doctors Of Medicine - 1.08%
126,200	Integramed America, Inc. *	1,033,578

Services-Prepackaged Software - 1.87%
205,000	Clicksoftware Technologies Ltd. *	1,189,000
37,600	Interactive Intelligence, Inc. *	608,368
		1,797,368
Services-Testing Laboratories - 1.12%
132,600	eResearch Technology, Inc. *	1,074,060

Special Industry Machinery, NEC - 0.94%
255,000	FSI International, Inc. *	902,700

State Commercial Banks - 1.76%
47,800	Bryan Mawr Bank Corp.	889,080
23,300	First Interstate Bancsystem, Inc.	309,890
22,800	Tower Bancorp, Inc.	486,096
		1,685,066
Steel & Iron - 0.79%
180,400	Metalico, Inc. *	755,876

Surgical & Medical Instruments & Apparatus - 4.19%
60,700	Angiodynamics, Inc. *	935,387
48,200	Cantel Medical Corp.	765,416
71,000	Given Imaging Ltd. *	1,140,970
31,600	ICU Medical, Inc. *	1,175,836
		4,017,609
Telephone Communications (No Radio Telephone) - 1.13%
71,400	Cbeyond, Inc. *	1,087,422

Trucking & Courier Services (No Air) - 0.81%
57,600	Dynamex, Inc. *	775,296

Trucking (No Local) - 2.26%
75,800	Celadon Group, Inc. *	1,185,512
64,800	Saia, Inc. *	978,480
		2,163,992
Unsupported Plastics Film & Sheet - 1.21%
33,200	Raven Industries, Inc.	1,162,996

Water, Sewer, Pipeline, Comm & Power Line Construction - 0.88%
117,400	Primoris Services Corp.	847,628

Wholesale-Computers & Peripheral Equipment & Software - 1.17%
244,600	Inx, Inc. *	1,117,822

Wholesale-Farm Product Raw Materials - 1.10%
210,000	SunOpta, Inc. *	1,056,300

Wholesale-Industrial Machinery &Equipment - 1.19%
55,400	DXP Enterprises, Inc. *	1,137,362

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.06%
12,800	American Science & Engineering, Inc.	1,013,504

TOTAL FOR COMMON STOCKS (Cost $82,383,815) - 94.58%		$ 90,680,378

REAL ESTATE INVESTMENT TRUST - 1.08%
169,900	Resource Capital Corp.	1,034,691

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $1,135,775) - 1.08%		$ 1,034,691

SHORT TERM INVESTMENTS - 5.09%
4,882,589	U.S. Bank Repurchase Agreement, 0.01%, dated 07/31/2010,	4,882,589
	due 08/01/2010 repurchase price $4,882,589, collateralized by U.S.
	Treasury Bonds with a market value of $4,980,498, yield of 4.50%, and
	maturity date of 09/01/2018

TOTAL INVESTMENTS (Cost $88,402,179) - 100.75%		$ 96,597,658

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.75%)		(717,280)

NET ASSETS - 100.00%		$ 95,880,378

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at July 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital MicroCap Fund
1. SECURITY TRANSACTIONS
At July 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $88,402,179 amounted to $8,195,480, which consisted of aggregate gross unrealized appreciation of $13,445,987 and aggregate gross unrealized depreciation of $5,250,507.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2010:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$90,680,378	$0	$0	$90,680,378
Real Estate Investment Trust	$1,034,691	$0	$0	$1,034,691
Repurchase Agreement	$4,882,589	$0	$0	$4,882,589
Total	$96,597,658	$0	$0	$96,597,658

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date September 29, 2010